Columbia Funds Series Trust

225 Franklin Street

Boston, MA 02110

August 1, 2019

VIA EDGAR

Mr. Mark Cowan

U.S. Securities and Exchange Commission

Division of Investment Management, Disclosure Review Office

100 F Street, N.E.

Washington, D.C. 20549

RE:     Columbia Funds Series Trust (the Registrant)

   Columbia Short Term Bond Fund

Post-Effective Amendment No. 184

Registration File Nos.: 333-89661; 811-09645

Dear Mr. Cowan:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information for the above-referenced Fund do not differ from that contained in Registrant’s Post-Effective Amendment No. 184 (Amendment). This Amendment was filed electronically on July 29, 2019.

If you have any questions, please contact either me at (212) 850-1703 or MaryEllen McLaughlin at (617) 385-9540.

Sincerely,

/s/ Joseph D’Alessandro
Joseph D’Alessandro
Assistant Secretary
Columbia Funds Series Trust